400 Howard Street P.O. Box 7101 San Francisco, CA 94105 Tel +1 415 670 7897 Fax +1 415 618 5462 edward.baer@blackrock.com
November 14, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares, Inc. (the “Company”)
            Securities Act File No. 333-199275

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the combined Prospectus/Proxy Statement and Statement of Additional Information, each dated November 10, 2014, do not differ from those contained in Post-Effective Amendment No. 1 to the Company’s Registration Statement on Form N-14, filed electronically on November 10, 2014.

If you have any questions, please do not hesitate to contact P. Jay Spinola of Willkie Farr & Gallagher LLP at (212) 728-8970 or me at (415) 670-7897.

Yours truly,

/s/ Edward Baer
Edward Baer

cc:  P. Jay Spinola, Esq.